Transactions with Related Parties - Vessels Charter Hire and Management Fees (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended		5 Months Ended		9 Months Ended			11 Months Ended			12 Months Ended
	Jan. 31, 2016	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Jun. 07, 2017	Jun. 05, 2015	Sep. 30, 2018	Oct. 31, 2017	Sep. 30, 2017	Nov. 30, 2016	Nov. 18, 2014	Dec. 13, 2013	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Voyage expenses			$ 0	$ 0			$ 0		$ 651,000				$ 651,000	$ 1,711,000	$ 39,727,000
Minimum | Navios Partners for the Navios Gemini, Navios Hyperion, Navios Soleil, Navios Harmony, Navios Orbiter, Navios Fantastiks, Navios Alegria, Navios Pollux and Navios Sun
Lease term							9 months						9 months
Maximum | Navios Partners for the Navios Gemini, Navios Hyperion, Navios Soleil, Navios Harmony, Navios Orbiter, Navios Fantastiks, Navios Alegria, Navios Pollux and Navios Sun
Lease term							12 months						12 months
Charter hire agreement | Navios Fantastiks
Charter hire daily rate							$ 12,500						$ 12,500
Charter hire agreement | Navios Gemini
Charter hire daily rate							7,600						7,600
Charter hire agreement | Navios Pollux
Charter hire daily rate							11,400						11,400
Charter hire agreement | Navios Sun, Navios Orbiter, Navios Soleil, Navios Alegria, Navios Harmony and Navios Hyperion
Charter hire daily rate							$ 12,000						$ 12,000
Charter hire agreement | Navios Partners for the Navios Gemini, Navios Hyperion, Navios Soleil, Navios Harmony, Navios Orbiter, Navios Fantastiks, Navios Alegria, Navios Pollux and Navios Sun
Profit sharing, Percentage allocation based on earnings							50.00%						50.00%
Charter hire agreement | Navios Fulvia
Date of agreement							Nov. 30, 2016						Nov. 30, 2016
Charter hire daily rate							$ 11,500						$ 11,500
Duration of agreements										3 months
Extended charter hire agreement | Navios Apollon
Date of agreement													Apr. 30, 2015
Lease term													one year
Charter hire daily rate													$ 12,500
Profit sharing, Percentage allocation based on earnings													50.00%
Extended charter hire agreement | Navios Libra
Date of agreement													Apr. 30, 2015
Lease term													one year
Charter hire daily rate													$ 12,000
Profit sharing, Percentage allocation based on earnings													50.00%
Extended charter hire agreement | Navios Felicity
Date of agreement													Apr. 30, 2015
Lease term													one year
Charter hire daily rate													$ 12,000
Profit sharing, Percentage allocation based on earnings													50.00%
Extended charter hire agreement | Navios Hope
Date of agreement													Apr. 30, 2015
Lease term													one year
Charter hire daily rate													$ 10,000
Profit sharing, Percentage allocation based on earnings													50.00%
Navios Partners
Termination date of the administrative services agreement							December 31, 2022						December 31, 2022
Management fees			17,220	16,270			$ 51,292		44,936				$ 62,157	59,209	56,504
Terms of reimbursement of fees and expenses under the management agreement													Effective August 31, 2016, Navios Partners could, upon request to Navios Holdings, partially or fully defer the reimbursement of dry docking and other extraordinary fees and expenses under the management agreement to a later date, but not later than January 5, 2018, and if reimbursed on a later date, such amounts would bear interest at a rate of 1% per annum over LIBOR.
Navios Partners | Ultra-Handymax vessel
Daily management fee	$ 4,000	$ 4,200					4,200	$ 4,100
Navios Partners | Panamax vessel
Daily management fee	4,100	4,300					4,300	4,200
Navios Partners | Capesize vessel
Daily management fee	5,100	5,250					5,250	5,250
Navios Partners | Container vessel of 6,800 TEU
Daily management fee	6,500	6,700					6,700	6,700
Navios Partners | Container vessel more than 8,000 TEU
Daily management fee	7,200	7,400					7,400	7,400
Navios Partners | Container vessel more than 13,000 TEU
Daily management fee	$ 8,500	$ 8,750					$ 8,750	$ 8,750
Navios Acquisition
Termination date of the administrative services agreement							May 2020						May 2020
Management fees			23,340,000	23,938,000			$ 69,652,000		71,035,000				$ 94,973,000	97,866,000	95,336,000
Navios Acquisition | Extended charter hire agreement | LR1 product tanker vessel
Daily management fee							$ 7,000						$ 7,000
Duration of agreements							2 years						2 years
Navios Acquisition | Extended management agreement | MR2 product tanker and chemical tanker vessel
Daily management fee							$ 6,000						$ 6,000
Duration of agreements							2 years						2 years
Navios Acquisition | Extended management agreement | VLCC vessel
Daily management fee							$ 9,500						$ 9,500
Duration of agreements							2 years						2 years
Navios Acquisition | Amendement of management agreement
Termination date of the administrative services agreement							May 31, 2018						May 31, 2018
Navios Acquisition | Amendement of management agreement | MR2 product tanker and chemical tanker vessel
Daily management fee							$ 6,350						$ 6,350
Navios Acquisition | Amendement of management agreement | LR1 product tanker vessel
Daily management fee							7,150						7,150
Navios Acquisition | Amendement of management agreement | VLCC vessel
Daily management fee							9,500						9,500
Navios Acquisition | Further amendement of management agreement | MR2 product tanker and chemical tanker vessel
Daily management fee							6,500
Navios Acquisition | Further amendement of management agreement | LR1 product tanker vessel
Daily management fee							7,150
Navios Acquisition | Further amendement of management agreement | VLCC vessel
Daily management fee							9,500
Navios Europe I
Management fees			5,942,000	5,227,000			16,318,000		15,820,000				21,472,000	20,855,000	20,383,000
Navios Europe I | Management agreement
Duration of agreements												6 years
Navios Midstream
Management fees			5,244,000	5,244,000			$ 15,495,000		15,561,000				$ 20,805,000	20,862,000	17,613,000
Navios Midstream | Management agreement
Duration of agreements											5 years
Navios Midstream | Management agreement | VLCC vessel
Termination date of the administrative services agreement							Dec. 31, 2018						Dec. 31, 2018
Daily management fee							$ 9,500						$ 9,500
Navios Europe II
Management fees			5,556,000	5,058,000			16,357,000		16,244,000				22,055,000	$ 23,527,000	$ 9,581,000
Navios Europe II | Management agreement
Duration of agreements						6 years
Navios Containers | Container vessel of 4,250 TEU
Daily management fee													6,100
Navios Containers | Container vessel of 3,450 TEU
Daily management fee													6,100
Navios Containers | Container vessel of 5,500 TEU
Daily management fee													6,100
Navios Containers | Container vessel more than 5,500 TEU
Daily management fee							6,100
Navios Containers | Container vessel more than 5,500 TEU and up to 8,000 TEU
Daily management fee							6,700
Navios Containers | Container vessel more than 8,000 TEU and up to 10,000 TEU
Daily management fee							7,400
Navios Containers | Management agreement
Management fees			$ 14,490,000	$ 6,576,000			$ 38,578,000		$ 7,491,000				$ 16,702,000
Duration of agreements					5 years
Navios Containers | Automatic extension of management agreement
Duration of agreements							5 years						5 years